Interim Condensed Consolidated Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows used in operating activities:
Net loss	$ (16,609)	¥ (119,000)	¥ (192,550)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	2,757	19,755	52,436
Depreciation and amortization of property, equipment and software	622	4,455	8,213
Amortization of right-of-use assets	3,435	24,604	20,486
(Gains)/loss from disposal of property, equipment and software		(3)	641
Equity in (income)/loss of affiliates			5,951
Gains from disposal of subsidiaries, net	(818)	(5,863)
Impairment loss for equity investments accounted for using measurement alternative (Note 7)			3,461
Inventory valuation adjustments	1,152	8,255	6,040
(Reversal of)/provision for credit losses	(58)	(414)	(359)
Discounting impact of non-current consideration payables	59	422	19,436
Gains from waiver of operating payables (Note 12)	(3,370)	(24,139)	(138)
Losses from extinguishment of debt			(35,222)
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	(855)	(6,128)	9,698
Loans recognized as a result of payments under guarantees	1	4	5
Inventory	(11,246)	(80,563)	(31,681)
Payables, accruals and other current liabilities net of discounting impact	3,499	25,077	19,617
Deferred revenue	1,750	12,539	2,901
Consideration payable to WeBank, net of discounting impact	(2,094)	(15,000)	(15,000)
Net cash used in operating activities	(21,775)	(156,000)	(126,065)
Cash flows used in investing activities:
Proceeds from disposal of property, equipment and software	31	223	452
Purchase of property, equipment and software	(1,143)	(8,189)	(2,954)
Net cash used in investing activities	(1,112)	(7,966)	(2,502)
Cash flows from financing activities:
Proceeds from borrowings	106,140	760,343	406,607
Repayment of borrowings	(105,167)	(753,372)	(358,207)
Payments to shareholders for the reimbursement of ADS conversion fee	(499)	(3,578)
Proceeds from exercise of share options			2
Proceeds from issuance of ordinary shares	26,381	188,983
Proceeds from non controlling shareholders	1,954	14,000
Proceeds from the issuance of senior convertible preferred shares			78,105
Net cash generated from financing activities	28,809	206,376	126,507
Effect of exchange rate changes on cash, cash equivalents and restricted cash
Net decrease in cash, cash equivalents and restricted cash	5,922	42,425	(2,060)
Cash, cash equivalents and restricted cash at beginning of the period	3,613	25,879	19,966
Cash, cash equivalents and restricted cash at end of the period	9,535	68,304	17,906
Supplemental disclosure of cash flow information
- Cash paid for income tax	4	30	75
- Cash paid for interest (Note 8)	794	5,687	2,510
Supplemental schedule of non-cash investing and financing activities
- Settlement of finance lease liabilities with the issuance of redeemable non-controlling interests (Note 17)	17,833	127,746
- Net settlement of long-term debt and advisory expense with long-term investment (Note 8)			¥ 271,200